FAIR VALUE MEASUREMENTS - Measured at Fair Value on Nonrecurring Basis (Details 2) (Measured at Fair Value on a Recurring Basis, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Fair Value | Collateral-dependent impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 15,152	$ 8,878
Fair Value | Other real estate owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	617	641
Fair Value Measurements Using Level 1 | Collateral-dependent impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure
Fair Value Measurements Using Level 1 | Other real estate owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure
Fair Value Measurements Using Level 2 | Collateral-dependent impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	15,152	8,878
Fair Value Measurements Using Level 2 | Other real estate owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	617	641
Fair Value Measurements Using Level 3 | Collateral-dependent impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure
Fair Value Measurements Using Level 3 | Other real estate owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure